Intangible assets, net - Schedule of future amortization expense (Details)	Dec. 31, 2024 CNY (¥)
Future amortization expenses
2025	¥ 34,758,375
2026	17,229,328
2027	592,104
2028	224,529
2029 and thereafter	124,008
Total	¥ 52,928,344